Thrivent Global Stock Fund Expense Example - Thrivent Global Stock Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 543
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	1,564
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 798